Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000055530 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.70%
C000055530 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000055530 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.40%
C000055530 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000055530 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.20%
C000055530 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | FR_621503002
Holdings [Line Items]
Percent of Total Investments	1.10%
C000055530 | Italy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000055530 | Spain
Holdings [Line Items]
Percent of Total Investments	3.10%
C000055530 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.60%
C000055530 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000055530 | Australia
Holdings [Line Items]
Percent of Total Investments	6.70%
C000055530 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.80%
C000055530 | France
Holdings [Line Items]
Percent of Total Investments	10.10%
C000055530 | Germany
Holdings [Line Items]
Percent of Total Investments	10.20%
C000055530 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.90%
C000055530 | Japan
Holdings [Line Items]
Percent of Total Investments	21.20%
C000030373 | FR_484628904
Holdings [Line Items]
Percent of Total Investments	1.70%
C000030373 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030373 | FR_712387901
Holdings [Line Items]
Percent of Total Investments	1.40%
C000030373 | FR_711038901
Holdings [Line Items]
Percent of Total Investments	1.30%
C000030373 | FR_710306903
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Total Investments	1.20%
C000030373 | FR_098952906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | FR_054052907
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | FR_BP6MXD906
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | FR_621503002
Holdings [Line Items]
Percent of Total Investments	1.10%
C000030373 | Italy
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030373 | Spain
Holdings [Line Items]
Percent of Total Investments	3.10%
C000030373 | Sweden
Holdings [Line Items]
Percent of Total Investments	3.60%
C000030373 | Netherlands
Holdings [Line Items]
Percent of Total Investments	5.70%
C000030373 | Australia
Holdings [Line Items]
Percent of Total Investments	6.70%
C000030373 | Switzerland
Holdings [Line Items]
Percent of Total Investments	9.80%
C000030373 | France
Holdings [Line Items]
Percent of Total Investments	10.10%
C000030373 | Germany
Holdings [Line Items]
Percent of Total Investments	10.20%
C000030373 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	13.90%
C000030373 | Japan
Holdings [Line Items]
Percent of Total Investments	21.20%
C000164865 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000164865 | BB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000164865 | BBB
Holdings [Line Items]
Percent of Total Investments	15.80%
C000164865 | A
Holdings [Line Items]
Percent of Total Investments	8.70%
C000164865 | AA
Holdings [Line Items]
Percent of Total Investments	74.20%
C000164865 | AAA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000164865 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000164865 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000164865 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000164865 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.90%
C000164865 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	42.10%
C000030374 | Not Rated
Holdings [Line Items]
Percent of Total Investments	0.10%
C000030374 | BB
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030374 | BBB
Holdings [Line Items]
Percent of Total Investments	15.80%
C000030374 | A
Holdings [Line Items]
Percent of Total Investments	8.70%
C000030374 | AA
Holdings [Line Items]
Percent of Total Investments	74.20%
C000030374 | AAA
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030374 | AssetU.S. Government Agencies and Instrumentalities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000030374 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030374 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	25.00%
C000030374 | AssetU.S. Government Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	25.90%
C000030374 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	42.10%
C000164864 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.70%
C000164864 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
C000164864 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
C000164864 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000164864 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.80%
C000164864 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000164864 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000164864 | FR_46090E103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000164864 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000164864 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000164864 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000164864 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164864 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000164864 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000164864 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000164864 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000164864 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000164864 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000164864 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000164864 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000164864 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000164864 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000164864 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000030370 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	8.70%
C000030370 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	8.40%
C000030370 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	6.90%
C000030370 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	5.30%
C000030370 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	4.80%
C000030370 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	3.60%
C000030370 | FR_64110L106
Holdings [Line Items]
Percent of Total Investments	3.20%
C000030370 | FR_46090E103
Holdings [Line Items]
Percent of Total Investments	2.80%
C000030370 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	2.60%
C000030370 | FR_22160K105
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030370 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000030370 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030370 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000030370 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000030370 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000030370 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030370 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030370 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000030370 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030370 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000030370 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000030370 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000030370 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	50.20%
C000030372 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030372 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030372 | FR_G3323L100
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_46222L108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030372 | FR_433000106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_42226A107
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_29358P101
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_343412102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_09627Y109
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | FR_008073108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030372 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030372 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030372 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030372 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030372 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030372 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030372 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030372 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030372 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030372 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030372 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030372 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030372 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030371 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.30%
C000030371 | FR_G25457105
Holdings [Line Items]
Percent of Total Investments	0.50%
C000030371 | FR_G3323L100
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_46222L108
Holdings [Line Items]
Percent of Total Investments	0.40%
C000030371 | FR_433000106
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_42226A107
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_29358P101
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_343412102
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_09627Y109
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | FR_008073108
Holdings [Line Items]
Percent of Total Investments	0.30%
C000030371 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000030371 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000030371 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000030371 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000030371 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000030371 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000030371 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000030371 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000030371 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000030371 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000030371 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000030371 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030371 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000030367 | FR_67066G104
Holdings [Line Items]
Percent of Total Investments	7.00%
C000030367 | FR_594918104
Holdings [Line Items]
Percent of Total Investments	6.70%
C000030367 | FR_037833100
Holdings [Line Items]
Percent of Total Investments	5.50%
C000030367 | FR_023135106
Holdings [Line Items]
Percent of Total Investments	3.70%
C000030367 | FR_11135F101
Holdings [Line Items]
Percent of Total Investments	2.30%
C000030367 | FR_30303M102
Holdings [Line Items]
Percent of Total Investments	2.90%
C000030367 | FR_88160R101
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030367 | FR_78462F103
Holdings [Line Items]
Percent of Total Investments	2.40%
C000030367 | FR_02079K305
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030367 | FR_084670702
Holdings [Line Items]
Percent of Total Investments	1.60%
C000030367 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030367 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000030367 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000030367 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000030367 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000030367 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000030367 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000030367 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000030367 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000030367 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030367 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000030367 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000030367 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C000053062 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.90%
C000053062 | FR_45841N107
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_29084Q100
Holdings [Line Items]
Percent of Total Investments	0.80%
C000053062 | FR_40171V100
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_74935Q107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_Y2573F102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_147528103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_199908104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000053062 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000053062 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000053062 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000053062 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000053062 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053062 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000053062 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000053062 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000053062 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000053062 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000053062 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000053062 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053062 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000030368 | FR_78467Y107
Holdings [Line Items]
Percent of Total Investments	1.90%
C000030368 | FR_45841N107
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_29084Q100
Holdings [Line Items]
Percent of Total Investments	0.80%
C000030368 | FR_40171V100
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_74935Q107
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_Y2573F102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_147528103
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_199908104
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_231561101
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | FR_74624M102
Holdings [Line Items]
Percent of Total Investments	0.60%
C000030368 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000030368 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000030368 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000030368 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000030368 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000030368 | SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000030368 | SectorExchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000030368 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000030368 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000030368 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000030368 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000030368 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000030368 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000125701 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	4.50%
C000125701 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	18.30%
C000125701 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	14.90%
C000125701 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	14.40%
C000125701 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	13.10%
C000125701 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	11.90%
C000125701 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.60%
C000125701 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125701 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	1.80%
C000125701 | FR_922042858
Holdings [Line Items]
Percent of Total Investments	1.40%
C000125701 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	12.60%
C000125701 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	16.20%
C000125701 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	71.20%
C000125702 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.90%
C000125702 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	18.40%
C000125702 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	10.70%
C000125702 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	14.70%
C000125702 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	11.00%
C000125702 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	8.80%
C000125702 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	3.40%
C000125702 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.70%
C000125702 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125702 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	14.60%
C000125702 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125702 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	31.20%
C000125702 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	60.50%
C000125703 | FR_464287655
Holdings [Line Items]
Percent of Total Investments	3.20%
C000125703 | FR_922908363
Holdings [Line Items]
Percent of Total Investments	17.50%
C000125703 | FR_464287309
Holdings [Line Items]
Percent of Total Investments	7.00%
C000125703 | FR_464287226
Holdings [Line Items]
Percent of Total Investments	22.30%
C000125703 | FR_921943858
Holdings [Line Items]
Percent of Total Investments	8.30%
C000125703 | FR_464287408
Holdings [Line Items]
Percent of Total Investments	5.10%
C000125703 | FR_464287507
Holdings [Line Items]
Percent of Total Investments	2.90%
C000125703 | FR_922908553
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125703 | FR_464287242
Holdings [Line Items]
Percent of Total Investments	2.00%
C000125703 | FR_921937835
Holdings [Line Items]
Percent of Total Investments	22.20%
C000125703 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	6.00%
C000125703 | AssetFixed-Income Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	46.40%
C000125703 | AssetEquity Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	47.60%